Commitments and contingencies (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	SFr 607,161	SFr 768,271
Office lease expense	192,957	148,039	SFr 107,450
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	161,110	161,110
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	SFr 446,051	SFr 607,161